Share-based payments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£) shares £ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price volatility calculation period	5 years
Long Term Incentive Plan | Performance Share Plan (PSP)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	3 years
Expiration period	10 years
Long Term Incentive Plan | Performance Share Plan (PSP) | Earnings Per Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	30.00%		30.00%	30.00%	40.00%	40.00%	40.00%	40.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Operating Cash Flow
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	20.00%		20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Total Shareholder Return
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant					20.00%	20.00%	20.00%	20.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Net Turnover
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	15.00%		15.00%	15.00%	20.00%	20.00%	20.00%	20.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | New Categories Revenue Growth
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	15.00%		15.00%	15.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Total Shareholder Return
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant	20.00%		20.00%	20.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Executive director
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	5 years
Long Term Incentive Plan | Restricted Share Plan (RSP)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	3 years
Deferred Share Bonus Scheme (DSBS)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	3 years
Sharesave Scheme (SAYE)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount percentage on market price	20.00%	20.00%
Maximum savings by participant to buy shares in any tax year | £	£ 6,000
Sharesave Scheme (SAYE) | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	3 years
Sharesave Scheme (SAYE) | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period	5 years
Share Reward Scheme (SRS)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount of free shares that can be granted | £	£ 3,600
Investment holding period	3 years
International Share Reward Scheme (ISRS)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount of free shares that can be granted | £	£ 3,600
Investment holding period	3 years
Partnership Share Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount allocated to purchase shares | £	£ 1,800
Period taken to transfer to participants tax free	5 years
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding (in shares)	7,806,000	7,806,000	8,960,000	8,960,000	9,891,000	9,891,000
Number of share options exercisable (in shares)	513,000	513,000	661,000	661,000
Weighted average share price at date of exercise for share options exercised (in GBP per share) | £ / shares	£ 27.65		£ 32.84		£ 27.67
Weighted average remaining contractual life of outstanding shares	1 year 6 months		1 year 9 months 18 days	1 year 9 months 18 days	3 years 8 months 12 days	3 years 8 months 12 days
Equity Settled Long Term Incentive Plan | Reynolds American
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding (in shares)	1,527,898	1,527,898	1,749,762	1,749,762
Number of share options exercisable (in shares)	0	0	0	0
Weighted average share price at date of exercise for share options exercised (in GBP per share) | $ / shares		$ 39.39		$ 38.37		$ 35.93
Weighted average remaining contractual life of outstanding shares	1 year 9 months 18 days		1 year 9 months 18 days	1 year 9 months 18 days	1 year 8 months 12 days	1 year 8 months 12 days
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding (in shares)	198,000	198,000	196,000	196,000	243,000	243,000
Number of share options exercisable (in shares)	24,000	24,000	40,000	40,000
Weighted average share price at date of exercise for share options exercised (in GBP per share) | £ / shares	£ 25.85		£ 33.01		£ 27.59
Weighted average remaining contractual life of outstanding shares	1 year 6 months		1 year 8 months 12 days	1 year 8 months 12 days	4 years 1 month 6 days	4 years 1 month 6 days
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding (in shares)	3,851,000	3,851,000	4,015,000	4,015,000	4,141,000	4,141,000
Number of share options exercisable (in shares)	0	0	1,000	1,000
Weighted average share price at date of exercise for share options exercised (in GBP per share) | £ / shares	£ 27.39		£ 32.20		£ 27.58
Weighted average remaining contractual life of outstanding shares	1 year 3 months 18 days		1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days	1 year 3 months 18 days
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding (in shares)	261,000	261,000	141,000	141,000	223,000	223,000
Number of share options exercisable (in shares)	1,000	1,000	14,000	14,000
Weighted average share price at date of exercise for share options exercised (in GBP per share) | £ / shares	£ 25.56		£ 32.50		£ 27.70
Weighted average remaining contractual life of outstanding shares	1 year 3 months 18 days		1 year 1 month 6 days	1 year 1 month 6 days	1 year 3 months 18 days	1 year 3 months 18 days